Other Comprehensive Income (Loss) (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	¥ (17,664)	¥ (16,585)	¥ (14,133)
Net Sales	3,160,243	3,593,299	3,951,937
Income taxes	34,337	56,146	95,995
Consolidated net income	(95,943)	(139,347)	(266,397)
Net income attributable to noncontrolling interests	12,625	14,383	13,956
Net income attributable to Canon Inc.	(83,318)	(124,964)	(252,441)
Total amount reclassified, net of tax and noncontrolling interests	9,746	7,550	3,889
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		(154)
Consolidated net income		(154)
Net income attributable to Canon Inc.		(154)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains and losses on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net			(178)
Income taxes			37
Consolidated net income			(141)
Net income attributable to Canon Inc.			(141)
Reclassification out of Accumulated Other Comprehensive Income | Gains and losses on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales	3,034	661	1,341
Income taxes	(775)	(2)	(392)
Consolidated net income	2,259	659	949
Net income attributable to noncontrolling interests	(73)	(9)	(4)
Net income attributable to Canon Inc.	2,186	650	945
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	10,082	9,953	3,853
Income taxes	(2,484)	(2,523)	(699)
Consolidated net income	7,598	7,430	3,154
Net income attributable to noncontrolling interests	(38)	(376)	(69)
Net income attributable to Canon Inc.	¥ 7,560	¥ 7,054	¥ 3,085